CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 715,537	$ 664,321
Short-term investments	34,769	48,808
Restricted cash	37,998	25,294
Accounts receivable, net of allowance for credit losses of $66,839 and $74,331 as of June 30, 2021 and December 31, 2021, respectively	359,816	330,853
Costs and estimated earnings in excess of billings, net of allowance for credit losses of $11,835 and $11,747 as of June 30, 2021 and December 31, 2021, respectively	222,480	196,706
Accounts receivable retention	6,219	4,943
Other receivables, net of allowance for credit losses of $6,224 and $16,335 as of June 30, 2021 and December 31, 2021, respectively	16,318	18,937
Advances to suppliers	29,171	20,140
Amounts due from related parties	28,310	28,243
Inventories	67,656	47,912
Prepaid expenses	779	937
Income tax recoverable	393	464
Total current assets	1,519,446	1,387,558
Non-current assets:
Restricted cash	6,015	5,932
Costs and estimated earnings in excess of billings	2,482	1,230
Accounts receivable retention	4,558	4,397
Prepaid expenses	2	1
Property, plant and equipment, net	109,297	94,046
Prepaid land leases, net	18,120	16,568
Intangible assets, net	12,152	1,399
Investments in equity investees	46,920	60,166
Investment securities	2,659	2,622
Goodwill	22,527	1,598
Deferred tax assets	13,635	12,480
Operating lease right-of-use assets	5,221	6,256
Total non-current assets	243,588	206,695
Total assets	1,763,034	1,594,253
Current liabilities (including amounts of the VIE without recourse to the primary beneficiary of $3,230 and $3,183 as of June 30, 2021 and December 31, 2021, respectively):
Short-term bank loans	12	0
Accounts payable	180,653	140,235
Current portion of long-term loans	15,371	15,308
Construction costs payable	3,540	1,292
Accrued payroll and related expenses	33,263	22,077
Deferred revenue	208,173	184,543
Income tax payable	6,054	3,508
Warranty liabilities	6,474	5,902
Accrued liabilities	47,653	38,633
Other taxes payable	16,138	6,373
Amounts due to related parties	8,544	1,661
Operating lease liabilities	378	3,098
Other liability	3
Total current liabilities	526,256	422,630
Liabilities, Noncurrent [Abstract]
Accrued liabilities	4,535	4,569
Long-term loans	568	698
Accounts payable	994	982
Deferred tax liabilities	13,617	16,829
Warranty liabilities	3,038	3,649
Operating lease liabilities	4,432	2,928
Other liabilities	78
Total non-current liabilities	27,262	29,655
Total liabilities	553,518	452,285
Commitments and contingencies	0	0
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 61,367,337 shares and 61,961,324 shares issued and outstanding as of June 30, 2021 and December 31, 2021	62	61
Additional paid-in capital	240,073	233,768
Statutory reserves	76,829	64,449
Retained earnings	838,547	806,598
Accumulated other comprehensive income	49,207	32,814
Total Hollysys Automation Technologies Ltd. stockholders' equity	1,204,718	1,137,690
Non-controlling interests	4,798	4,278
Total equity	1,209,516	1,141,968
Total liabilities and equity	$ 1,763,034	$ 1,594,253